UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)
Shares		Value

Common Stocks — 99.9%

Consumer Discretionary — 21.3%
7,300	AutoZone, Inc. *	$2,330,087
7,800	Bed Bath & Beyond, Inc. *	447,018
15,100	BorgWarner, Inc. *	914,003
21,800	Brinker International, Inc.	456,056
12,500	Buckle, Inc. (The)	480,750
8,100	Buffalo Wild Wings, Inc. *	484,380
3,900	Chipotle Mexican Grill, Inc. *	1,181,505
11,400	Coach, Inc.	590,862
17,400	Darden Restaurants, Inc.	743,850
16,400	Deckers Outdoor Corp. *	1,529,464
9,200	Dick’s Sporting Goods, Inc. *	307,832
24,000	DIRECTV Class A *	1,014,000
12,500	Dollar Tree, Inc. *	938,875
13,000	Domino’s Pizza, Inc. *	354,250
4,500	Fossil, Inc. *	364,770
9,000	Genuine Parts Co.	457,200
14,000	Gildan Activewear, Inc.	361,760
3,400	Guess?, Inc.	96,866
14,400	Hanesbrands, Inc. *	360,144
28,000	Johnson Controls, Inc.	738,360
18,400	LKQ Corp. *	444,544
7,000	Lululemon Athletica, Inc. *	340,550
8,600	McDonald’s Corp.	755,252
2,000	Netflix, Inc. *	226,320
8,000	New Oriental Education & Technology
	Group, Inc. ADR *	183,760
3,400	NIKE, Inc. Class B	290,734
3,000	O’Reilly Automotive, Inc. *	199,890
15,000	Panera Bread Co. Class A *	1,559,100
10,100	Penn National Gaming, Inc. *	336,229
5,200	Priceline.com, Inc. *	2,337,192
5,000	Shaw Communications, Inc. Class B	101,000
4,000	Tim Hortons, Inc.	185,120
25,700	TJX Companies, Inc. (The)	1,425,579
5,600	Ulta Salon, Cosmetics & Fragrance, Inc. *	348,488
7,700	Under Armour, Inc. Class A *	511,357
15,500	Warnaco Group, Inc. (The) *	714,395
5,400	Wynn Resorts Ltd.	621,432
32,800	Yum! Brands, Inc.	1,619,992
		26,352,966

Shares		Value
Consumer Staples — 11.7%
1,800	Boston Beer Co., Inc. (The) Class A *	$130,860
4,700	British American Tobacco PLC ADR	398,231
8,500	Bunge Ltd.	495,465
14,000	Casey’s General Stores, Inc.	611,100
30,800	Church & Dwight Co., Inc.	1,361,360
12,800	Corn Products International, Inc.	502,272
8,000	Costco Wholesale Corp.	656,960
24,200	Diamond Foods, Inc.	1,930,918
34,000	Flowers Foods, Inc.	661,640
16,000	General Mills, Inc.	615,520
20,600	Green Mountain Coffee Roasters, Inc. *	1,914,564
11,200	Herbalife Ltd.	600,320
41,000	Hormel Foods Corp.	1,107,820
21,500	J&J Snack Foods Corp.	1,033,075
7,000	Molson Coors Brewing Co. Class B	277,270
7,400	PepsiCo, Inc.	458,060
4,000	Ruddick Corp.	155,960
18,000	TreeHouse Foods, Inc. *	1,113,120
7,000	Whole Foods Market, Inc.	457,170
		14,481,685
Energy — 1.4%
5,000	Cabot Oil & Gas Corp.	309,550
3,000	Chesapeake Energy Corp.	76,650
2,500	Core Laboratories N.V.	224,575
4,000	Devon Energy Corp.	221,760
9,700	Enbridge, Inc.	309,721
16,100	Southwestern Energy Co. *	536,613
		1,678,869
Financials — 3.4%
8,000	Affiliated Managers Group, Inc. *	624,400
22,800	AFLAC, Inc.	796,860
2,600	Axis Capital Holdings Ltd.	67,444
6,000	Bank of Montreal	335,100
3,200	BlackRock, Inc.	473,632
4,800	M&T Bank Corp.	335,520
10,200	Royal Bank of Canada	466,344
16,600	Stifel Financial Corp. *	440,896
12,600	T. Rowe Price Group, Inc.	601,902
		4,142,098

1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)
Shares		Value
Health Care — 15.9%
13,000	Alexion Pharmaceuticals, Inc. *	$832,780
11,600	Allergan, Inc.	955,608
3,200	Bio-Rad Laboratories, Inc. Class A *	290,464
7,000	C.R. Bard, Inc.	612,780
14,000	Catalyst Health Solutions, Inc. *	807,660
20,000	Cerner Corp. *	1,370,400
25,000	Computer Programs & Systems, Inc.	1,653,750
7,300	DaVita, Inc. *	457,491
4,000	DENTSPLY International, Inc.	122,760
26,400	Edwards Lifesciences Corp. *	1,881,792
11,100	Endo Pharmaceuticals Holdings, Inc. *	310,689
24,000	Express Scripts, Inc. *	889,680
13,700	Henry Schein, Inc. *	849,537
6,300	IDEXX Laboratories, Inc. *	434,511
9,800	Illumina, Inc. *	401,016
1,200	Intuitive Surgical, Inc. *	437,136
14,000	Medco Health Solutions, Inc. *	656,460
8,900	Mednax, Inc. *	557,496
3,800	Mettler-Toledo International, Inc. *	531,848
13,400	Novo Nordisk A/S ADR	1,333,568
17,400	Owens & Minor, Inc.	495,552
16,400	ResMed, Inc. *	472,156
3,800	Techne Corp.	258,438
18,000	Teva Pharmaceutical Industries Ltd. ADR	669,960
9,000	Thermo Fisher Scientific, Inc. *	455,760
12,000	UnitedHealth Group, Inc.	553,440
16,900	Universal Health Services, Inc. Class B	574,600
11,000	Volcano Corp. *	325,930
2,600	Waters Corp. *	196,274
3,000	WellPoint, Inc.	195,840
		19,585,376

Shares		Value
Industrials — 19.3%
26,000	AMETEK, Inc.	$857,220
7,800	C.H. Robinson Worldwide, Inc.	534,066
12,000	Canadian National Railway Co.	798,960
7,400	Carlisle Companies, Inc.	235,912
20,000	Chicago Bridge & Iron Co. N.V.	572,600
12,400	CLARCOR, Inc.	513,112
6,000	Clean Harbors, Inc. *	307,800
22,700	Danaher Corp.	952,038
19,000	Donaldson Co., Inc.	1,041,200
18,000	Eaton Corp.	639,000
8,000	Elbit Systems Ltd.	317,600
4,400	Esterline Technologies Corp. *	228,096
12,000	Fastenal Co.	399,360
7,800	FedEx Corp.	527,904
8,000	Gardner Denver, Inc.	508,400
9,200	Graco, Inc.	314,088
8,250	HEICO Corp.	406,230
14,200	IDEX Corp.	442,472
16,800	IHS, Inc. Class A *	1,256,808
16,400	Iron Mountain, Inc.	518,568
11,200	ITT Corp.	470,400
8,000	J.B. Hunt Transport Services, Inc.	288,960
11,300	Kansas City Southern *	564,548
15,400	Kirby Corp. *	810,656
9,000	L-3 Communications Holdings, Inc.	557,730
3,000	Middleby Corp. (The) *	211,380
8,000	Parker Hannifin Corp.	505,040
4,400	Precision Castparts Corp.	684,024
15,000	Republic Services, Inc.	420,900
93,200	Rollins, Inc.	1,743,772
11,800	Roper Industries, Inc.	813,138
15,100	Stericycle, Inc. *	1,218,872
7,000	Toro Co. (The)	344,890
8,000	Union Pacific Corp.	653,360
13,100	United Technologies Corp.	921,716
9,600	URS Corp. *	284,736
7,000	Valmont Industries, Inc.	545,580
4,000	Verisk Analytics, Inc. Class A *	139,080
3,500	W.W. Grainger, Inc.	523,390
24,000	Waste Connections, Inc.	811,680
		23,885,286

2

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)
Shares		Value
Information Technology — 15.2%
22,600	Accenture PLC Class A	$1,190,568
11,000	Acme Packet, Inc. *	468,490
18,800	Advent Software, Inc. *	391,980
8,000	Alliance Data Systems Corp. *	741,600
7,700	Amphenol Corp. Class A	313,929
12,600	ANSYS, Inc. *	617,904
6,200	Ariba, Inc. *	171,802
1,700	Baidu, Inc. ADR *	181,747
29,300	Check Point Software Technologies Ltd. *	1,545,868
20,300	Cognizant Technology Solutions Corp.
	Class A *	1,272,810
7,800	Equinix, Inc. *	692,874
5,400	F5 Networks, Inc. *	383,670
4,000	FactSet Research Systems, Inc.	355,880
1,100	Google, Inc. Class A *	565,818
33,900	Informatica Corp. *	1,388,205
2,800	MasterCard, Inc. Class A	888,048
8,100	MICROS Systems, Inc. *	355,671
12,000	Netgear, Inc. *	310,680
21,400	Open Text Corp. *	1,115,368
58,200	Oracle Corp.	1,672,668
8,000	Rackspace Hosting, Inc. *	273,120
7,700	Rovi Corp. *	330,946
7,800	Salesforce.com, Inc. *	891,384
16,800	Solera Holdings, Inc.	848,400
13,000	SuccessFactors, Inc. *	298,870
3,000	Teradata Corp. *	160,590
22,000	TIBCO Software, Inc. *	492,580
7,700	VMware, Inc. Class A *	618,926
7,800	Wright Express Corp. *	296,712
		18,837,108
Materials — 8.9%
14,700	Albemarle Corp.	593,880
22,200	Ball Corp.	688,644
5,100	CF Industries Holdings, Inc.	629,289
38,800	Crown Holdings, Inc. *	1,187,668
10,400	Cytec Industries, Inc.	365,456
18,900	FMC Corp.	1,307,124
7,800	NewMarket Corp.	1,184,586
12,200	Packaging Corp. of America	284,260
10,800	Praxair, Inc.	1,009,584
10,200	Rock-Tenn Co. Class A	496,536
14,000	Scotts Miracle-Gro Co. (The) Class A	624,400
15,100	Sigma-Aldrich Corp.	933,029
31,600	Silgan Holdings, Inc.	1,160,984
7,900	Solutia, Inc. *	101,515
12,600	Valspar Corp. (The)	393,246
		10,960,201
Telecommunication Services — 0.4%
12,400	Crown Castle International Corp. *	504,308

Shares		Value
Utilities — 2.4%
15,500	ITC Holdings Corp.	$1,200,165
9,000	NSTAR	403,290
9,000	Oneok, Inc.	594,360
23,300	Questar Corp.	412,643
13,200	Wisconsin Energy Corp.	413,028
		3,023,486
	Total Common Stocks And Total
	Investment Securities — 99.9%
	(Cost $94,875,796)	$123,451,383
Cash And Other Assets In Excess Of Liabilities — (0.1%)		70,209
Net Assets (1) —100.0%		$123,521,592
Net Asset Value Per Outstanding Share
($123,521,592 ÷ 10,582,928 shares outstanding)		$11.67

*	Non-income producing.

(1)
For federal income tax purposes, the aggregate cost was $94,875,796, aggregate gross unrealized appreciation was $34,774,958, aggregate gross unrealized depreciation was $6,199,371 and the net unrealized appreciation was $28,575,587.

ADR	American Depositary Receipt.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$123,451,383	$0	$0	123,451,383
Total Investments in Securities	$123,451,383	$0	$0	123,451,383

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011:

, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011:

, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011